QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS September 30, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 74.02%

DIVERSIFIED/OTHER - 22.83%
Forest City Enterprise, Inc. , Class A	373,300	$8,634,429
I Star Financial Inc.	1,371,100	14,711,903
Kennedy Wilson Holdings Inc.	740,900	16,707,295
Rayonier, Inc.	422,700	11,218,458
VEREIT, Inc.	976,700	10,128,379
Vornado Realty Trust	118,700	12,013,627

		73,414,091

HEALTHCARE - 6.63%
Alexandria Real Estate Equities, Inc.	99,400	10,811,738
Brookdale Senior Living Inc.	693,900	12,108,555

		22,920,293

HOTEL - 8.70%
Felcor Lodging Trust Inc.	2,425,200	15,594,036
Hersha Hospitality Trust	803,799	14,484,458

		30,078,494

MORTGAGE REIT - 6.46%
Colony Financial Inc.	949,900	17,316,677
Resource Capital Corp.	392,099	5,022,788

		22,339,465

MULTI-FAMILY - 4.85%
WCI Communities, Inc.	707,216	16,775,164

OFFICE/INDUSTRIAL - 13.85%
Brandwine Realty Trust	836,100	13,059,882
Cousins Property	629,500	6,571,980
Empire State Realty Trust Inc “A”	627,000	13,135,650
Liberty Property Trust	374,700	15,119,145
New York REIT, Inc.	604,400	5,530,260

		53,416,917

RETAIL - 10.70%
Developers Diversified Realty Corp.	555,100	9,675,393
Kimco Realty Corp.	116,000	3,358,200
Kite Realty Group Trust	478,098	13,252,877
Washington Prime Group	863,900	10,695,082

		36,981,552

TOTAL COMMON STOCKS		255,925,976

PREFERRED STOCK - 14.05%

American Homes 4 Rent, Series E, 6.350%	99,400	2,580,424
CBL & Associates Properties, Inc., Series D, 7.375%	150,900	3,774,009
Colony Capital Inc., Series C, 7.125%	363,100	8,997,618
Felcor Lodging Trust Inc., Series A, 1.950%	275,500	6,890,255
ISTAR Financial Inc, Series G, 7.650%	45,800	1,101,948
ISTAR Financial Inc, Series I, 7.500%	357,651	8,705,225
Resource Capital Corp., Series B, 8.250%	365,500	8,351,675
Resource Capital Corp., Series C, 8.625%	54,452	1,227,892
Vereit, Inc., Series F, 6.750%	260,800	6,947,712

		48,576,758

TOTAL PREFERRED STOCKS		48,576,758

TOTAL LONG POSITIONS - 88.07%		304,502,734

MONEY MARKET - 11.50%
Money Market Fiduciary, 0.00274%	39,767,504	$39,767,504

NET INVESTMENTS IN SECURITIES - 99.57%		344,270,238
Other assets, net of liabilities - 0.43%		1,477,625

NET ASSETS - 100.00%		$345,747,863

SECURITIES SOLD SHORT

COMMON STOCK

HOTEL - (1.29%)
Hyatt Hotels Corp.	(90,335)	(4,446,289)

EXCHANGE TRADED FUNDS - (3.46%)
Vanguard REIT ETF	(138,000)	(11,970,120)

TOTAL COMMON STOCKS SOLD SHORT - (4.75%)		$(16,416,409)

NOTES: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$255,925,976	-	-	$255,925,976
Preferred Stocks	48,576,758	-	-	48,576,758
Money Market	39,767,504	-	-	39,767,504

	$344,270,238	-	-	$344,270,238

Common Stocks Sold Short	$(16,416,409)	-	-	$(16,416,409)

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $267,529,150 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,042,018
Gross unrealized depreciation	(8,068,434)

Net unrealized appreciation	$36,973,584

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS September 30, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 50.25%

DIVERSIFIED/OTHER - 10.72%
Outfront Media Inc.	74,700	$1,766,655
Rayonier Inc.	119,000	3,158,260
Vereit, Inc.	313,600	3,252,032
WP Carey Inc.	49,300	3,181,329

		11,358,276

HEALTHCARE - 1.00%
HCP, Inc.	28,000	1,062,600

HOTEL - 6.29%
Hersha Hospitality Trust	225,400	4,061,708
Host Hotels & Resort	167,400	2,606,418

		6,668,126

MORTGAGE REIT - 5.75%
Colony Capital Inc.	250,300	4,562,969
Resource Capital Corp.	119,190	1,526,824

		6,089,793

OFFICE/INDUSTRIAL - 11.93%
Brandywine Realty Trust	255,600	3,992,472
Columbia Property Trust, Inc.	181,300	4,059,307
Liberty Property Trust	113,600	4,583,760

		12,635,539

RETAIL - 14.57%
Agree Realty Corp	45,500	2,249,520
Developers Diversified Realty Corp.	125,500	2,187,465
Kite Realty Group	138,600	3,841,992
Ramco-Gerhenson Properties Trust	204,900	3,839,826
Washington Prime Group	267,700	3,314,126

		15,432,929

TOTAL COMMON STOCKS - 50.25%		53,247,263

PREFERRED STOCK - 48.78%

CONVERTIBLE PREFERRED - 1.97%
Felcor Lodging Trust, Inc, Series A,	42,200	1,055,422
Ramco-Gershenson Properties Trust, Series D, 7.250%	15,100	1,036,766

		2,092,188

DIVERSIFIED/OTHER - 6.78%
Digital Realty Trust, Series G, 5.875%	63,869	1,636,324
DuPont Fabros Technology, Series C, 6.625%	35,600	1,007,124
Public Storage, Series A, 5.8750%	43,200	1,168,128
Vereit, Inc., Series F, 6.7000%	67,200	1,790,208
Vornado Realty Trust, Series L, 5.400%	62,300	1,587,404

		7,189,188

HEALTHCARE - 2.34%
Alexandria Real Estate Equities, Inc., Series E, 6.450%	39,400	1,007,458
Sabra Health Care Reit, Inc., Series A, 7.125%	55,437	1,469,081

		2,476,539

HOTEL - 3.70%
Hersha Hospitality Trust, Series C, 6.875%	31,800	826,800
Hersha Hospitality Trust, Series D, 6.500%	20,000	507,800
LaSalle Hotel Properties, Series I, 6.375%	64,500	1,654,425
Sunstone Hotel Investors, Series F, 6.450%	35,900	931,605

		3,920,630

INDUSTRIAL - 3.61%
PS Business Parks, Inc., Series U, 5.750%	44,600	1,137,300
PS Business Parks, Inc., Series T, 6.000%	38,700	988,398
Rexford Industrial Realty, Series A, 5.875%	67,000	1,695,100

		3,820,798

MORTGAGE REIT - 8.87%
Annaly Capital Management, Series C, 7.625%	45,499	1,160,224
Annaly Capital Management, Series D, 7.500%	35,900	906,475
Colony Capital Inc., Series A, 8.500%	34,000	872,100
Colony Capital Inc., Series B, 7.500%	56,900	1,431,035
ISTAR Financial Inc, Series D, 8.000%	48,400	1,181,928
ISTAR Financial Inc., Series I, 7.500%	50,200	1,221,868
Northstar Realty Financial, Series B, 8.250%	54,900	1,392,264
Resource Capital Corp., Series B, 8.250%	53,919	1,232,049

		9,397,943

MULTI-FAMILY - 5.17%
American Homes 4 Rent, Series D, 6.500%	41,900	1,121,663
American Homes 4 Rent, Series E, 6.350%	41,400	1,074,744
Equity Lifestyle Properties, Series C, 6.750%	44,100	1,148,805
Sun Communities Inc., Series A, 7.125%	48,200	1,258,020
UMH Properties, Inc., Series B, 8.000%	31,900	878,845

		5,482,077

OFFICE - 4.63%
Boston Properties, Inc., Series B, 5.250%	59,100	1,570,287
Brandywine Realty Trust, Series E, 6.900%	23,408	598,074
Kilroy Realty Corp., Series H, 6.375%	65,637	1,703,280
SL Green Realty Corp., Series I, 6.500%	39,100	1,031,849

		4,903,490

RETAIL - 11.71%
CBL & Associates Properties, Inc., Series D, 7.375%	39,400	985,394
CBL & Associates Properties, Inc., Series E, 6.625%	20,100	507,726
Developers Diversified Realty Corp., Series J, 6.500%	29,900	764,543
Developers Diversified Realty Corp., Series K, 6.250%	33,140	863,960
Entertainment Property Trust, Series F, 6.625%	39,200	1,026,256
General Growth Properties, Inc., Series A, 6.375%	67,240	1,741,516
Regency Centers Corp., Series G, 6.000%	62,390	1,609,662
Saul Centers, Inc., Series C, 6.875%	32,100	842,304
Taubman Centers Inc., Series K, 6.250%	49,500	1,292,940
Urstadt Biddle Properties, Inc., Series F, 7.125%	49,700	1,299,655
Washington Prime Group, Series I, 6.875%	56,800	1,468,848

		12,402,804

TOTAL PREFERRED STOCKS - 48.78%		51,685,657

TOTAL LONG POSITIONS - 99.03%		104,932,920

NET INVESTMENTS IN SECURITIES - 99.03%		104,932,920
Other assets, net of liabilities - 0.97%		1,024,756

NET ASSETS - 100.00%		$105,957,676

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$53,247,263	-	-	$53,247,263
Preferred Stocks	51,685,657	-	-	51,685,657

	$104,932,920	-	-	$104,932,920

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $93,892,797 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,820,975
Gross unrealized depreciation	(780,852)

Net unrealized appreciation	$11,040,123

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS September 30, 2016 (unaudited)

Security Description	Shares	Fair Value

COMMON STOCK - 63.23%

Diversified - 15.20%
Kennedy Wilson Europe Real Estate	56,600	$736,570
Land Securities Group PLC	30,100	412,778
Swire Properties Ltd.	226,300	662,293
Wheelock & Co. Ltd.	88,000	519,055

		2,330,696

Hotel - 7.69%
Belmond Ltd.	53,200	676,172
Hispania Activos Inmobiliarios SOCIMI SA	37,500	502,556

		1,178,728

Office/Industrial - 23.75%
Axiare Patrimonio SOCIMI, S.A.	43,500	575,879
CA Immobilien Anlagen AG	26,300	501,360
Corporacion Immobiliaria Vesta SAB	378,900	522,727
Cromwell Property Group	918,945	661,112
Gecina SA	3,100	488,053
Global Logistic Properties Limited	381,600	523,276
Mitsubishi Estate Company	19,800	368,645

		3,641,052

Multi-Family/Housing - 6.27%
ADO Properties SA	7,300	291,934
Irish Residential Properties	505,510	669,508

		961,442

Retail - 10.31%
Capital & Regional PLC	838,600	657,619
Vastnet Retail NV	451	18,239
Shopping Centres Australasia Property Group	225,800	388,834
Wereldhave NV	10,200	516,588

		1,581,280

TOTAL COMMON STOCK - 63.23%		9,693,198

EXCHANGE TRADES FUNDS - 0.71%

Diversified/Other
SPDR Dow Jones International Real Estate	2,600	108,446

MONEY MARKET - 12.27%
Money Market Fiduciary, 0.00274%	1,880,871	1,880,871

NET INVESTMENTS IN SECURITIES - 76.20%		11,682,515
Other assets, net of liabilities - 23.80%		3,648,747

NET ASSETS - 100.00%		$15,331,262

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$9,693,198	-	-	$9,693,198
Exchange Traded Funds	108,446			108,446
Money Market	1,880,871	-	-	1,880,871

	$11,682,515	-	-	$11,682,515

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

At September 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $11,613,741 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$586,656
Gross unrealized depreciation	(517,882)

Net unrealized appreciation	$68,774

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 18, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 18, 2016